Bank loans (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 19, 2020 CNY (¥)	Mar. 27, 2020 CNY (¥)	Nov. 05, 2019 CNY (¥)
January 17, 2020 [Member]
Bank loans (Details) [Line Items]
Drawings amount	¥ 20,000
Fixed interest rate, percentage	5.28%	5.28%
April 18, 2020 [Member]
Bank loans (Details) [Line Items]
Drawings amount	¥ 20,000
Fixed interest rate, percentage	4.80%	4.80%
March 5, 2020 [Member]
Bank loans (Details) [Line Items]
Drawings amount	¥ 2,000
Fixed interest rate, percentage	4.90%	4.90%
October 27, 2021 [Member]
Bank loans (Details) [Line Items]
Drawings amount					¥ 100,000
July 2, 2021 [Member]
Bank loans (Details) [Line Items]
Drawings amount	¥ 9,900
Fixed interest rate, percentage	5.00%	5.00%
March 27, 2020 [Member]
Bank loans (Details) [Line Items]
Drawings amount				¥ 5,000
Fixed interest rate, percentage				3.95%
Repayment of bank debt	¥ 800
October 19, 2020 [Member]
Bank loans (Details) [Line Items]
Drawings amount			¥ 5,000
Fixed interest rate, percentage			4.35%
Repayment of bank debt	300
Loan Agreement [Member] | July 2, 2021 [Member]
Bank loans (Details) [Line Items]
Drawings amount	15,100
Mr. Zhao Jishuang [Member]
Bank loans (Details) [Line Items]
Drawings amount	¥ 30,000
Fixed interest rate, percentage	4.90%	4.90%
Mr. Peng Siguang
Bank loans (Details) [Line Items]
Drawings amount | $		$ 30,000
Fixed interest rate, percentage	5.00%	5.00%
Mr. Guo Yupeng
Bank loans (Details) [Line Items]
Drawings amount | $		$ 40,000
Fixed interest rate, percentage	5.00%	5.00%